DISCONTINUED OPERATIONS - Schedule of Inventory (Details) - Discontinued Operations, Disposed of by Sale - Rezafungin - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Raw materials	$ 0	$ 2,691	$ 0
Work-in-process	0	3,406	0
Total inventory	$ 0	$ 6,097	$ 0